Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Useful Lives

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment are provided using the straight-line method over their expected useful lives, as follows:

Useful life
Commercial property (hotel unit)	20 years
Bakery production equipment	5-8 years
Office equipment and furniture	3-5 years
Automobiles	5 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2025	December 31, 2024	December 31, 2023
Year-end spot rate	US$1=RMB6.9956	US$1=RMB7.2985	US$1=RMB7.0798
Average rate	US$1=RMB7.1876	US$1=RMB7.1887	US$1=RMB7.0748